Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit (loss) for the year	€ (1,152)	€ 1,287	€ 1,966
Financial assets measured at fair value through other comprehensive income:
Profit (loss) from fair value adjustments	(5)
Income tax effect	0	0	0
Financial assets measured at fair value through other comprehensive income	(5)
Remeasurements of employee defined benefit plans (IAS19):
Actuarial gains (losses)	19	10	(33)
Income tax effect	(5)	(1)	7
Re-measurements of employees defined benefit plans, net of tax	14	9	(26)
Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method:
Profit (loss)	0	0	0
Income tax effect	0	0	0
Share of other comprehensive income of associates	0	0	0
Total other components that will not be reclassified subsequently to Separate Consolidated Income Statement	9	9	(26)
Financial assets measured at fair value through other comprehensive income:
Profit (loss) from fair value adjustments	(14)	63	46
Loss (profit) transferred to Separate Consolidated Income Statement	(4)	(62)	(37)
Income tax effect	2	2	(2)
Financial assets measured at fair value through other comprehensive income	(16)	3	7
Hedging instruments:
Profit (loss) from fair value adjustments	362	(854)	(312)
Loss (profit) transferred to Separate Consolidated Income Statement	(336)	826	(80)
Income tax effect	(7)	(3)	90
Hedging instruments, net of tax	19	(31)	(302)
Exchange differences on translating foreign operations:
Profit (loss) on translating foreign operations	(554)	(830)	852
Loss (profit) on translating foreign operations transferred to Separate Consolidated Income Statement		19	304
Income tax effect	0	0	0
Exchange differences on translating foreign operations, net of tax	(554)	(811)	1,156
Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method:
Loss (profit) transferred to Separate Consolidated Income Statement	0	0	0
Income tax effect	0	0	0
Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method, net of tax	0	0	0
Total other components that will be reclassified subsequently to Separate Consolidated Income Statement	(551)	(839)	861
Total other components of the Consolidated Statement of Comprehensive Income	(542)	(830)	835
Total comprehensive income (loss) for the year	(1,694)	457	2,801
Attributable to:
Owners of the Parent	(1,784)	527	2,534
Non-controlling interests	90	(70)	267
Total comprehensive income (loss) for the year	€ (1,694)	€ 457	€ 2,801